UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

			   FORM 13F

			FORM 13F COVER PAGE

Report for the Period Ended: September 30, 2008

Check here if Amendment 		[ ];Amendment Number: ______
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		EWT, LLC
Address:	9242 Beverly Blvd.
		Suite 300
		Beverly Hills, CA 90210

13F File Number:	28-12744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Madison Tyler Holdings, LLC, the sole member of EWT, LLC
By:		Michael Gould
Title:		Co-Chief Executive Officer of Madison Tyler Holdings, LLC
Phone:	 	(310) 595-2339
Signature, Place, and Date of Signing:


 /s/ Michael Gould     Beverly Hills, California       November 11, 2008
-------------------   ---------------------------     --------------------
    [Signature]		   [City, State]		      [Date]

Report Type (Check only one.):

			[X]	13F HOLDINGS REPORT.
			[ ]	13F NOTICE.
			[ ] 	13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	      1
Form 13F Information Table Entry Total:	     48
Form 13F Information Table Value Total:	$81,392 (Thousands)

List of Other Included Managers:

	Form 13F File Number	Name

01	28-12743		Madison Tyler Holdings, LLC

					FORM 13F INFORMATION TABLE


                                                            VALUE    SHARES  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MGRS  SOLE    SHARED  NONE
--------------------------------  -------------- --------- --------- ------- --- --- -------- ----- -----   ------  -----
                 ASTRAZENECA PLC   SPONSORED ADR 046353108       600   14121 SH      DEFINED    01    14121
                          BP PLC   SPONSORED ADR 055622104       832   16732 SH      DEFINED    01    16732
    BRITISH SKY BROADCASTING GRO   SPONSORED ADR 111013108       217    8913 SH      DEFINED    01     8913
                     CADBURY PLC       SPONS ADR 12721E102       368    9958 SH      DEFINED    01     9958
                    CARNIVAL PLC             ADR 14365C103       453   19949 SH      DEFINED    01    19949
    CURRENCYSHARES AUSTRALIAN DL  AUSTRALIAN DOL 23129U101       598    8945 SH      DEFINED    01     8945
    CURRENCYSHARES SWISS FRANC T  SWISS FRANC SH 23129V109       786    9142 SH      DEFINED    01     9142
     CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN 23130A102      2081   20608 SH      DEFINED    01    20608
          DEUTSCHE BK AG LDN BRH  PS GOLD DL ETN 25154H749       556   43533 SH      DEFINED    01    43533
          DEUTSCHE BK AG LDN BRH  PS GOLD DS ETN 25154H756     11496  290883 SH      DEFINED    01   290883
       DEUTSCHE BK AG LONDON BRH  PS CRD OIL ETN 25154K809      4276   63094 SH      DEFINED    01    63094
                    DIAGEO P L C    SPON ADR NEW 25243Q205       521    8377 SH      DEFINED    01     8377
    FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR 358029106       418    9263 SH      DEFINED    01     9263
             GLAXOSMITHKLINE PLC   SPONSORED ADR 37733W105       302    7816 SH      DEFINED    01     7816
        INFINEON TECHNOLOGIES AG   SPONSORED ADR 45662N103        32   10194 SH      DEFINED    01    10194
           ISHARES COMEX GOLD TR         ISHARES 464285105     17044  238108 SH      DEFINED    01   238108
            ISHARES SILVER TRUST         ISHARES 46428Q109      3895  405756 SH      DEFINED    01   405756
           LEHMAN BROS HLDGS INC             COM 524908100         1   10500 SH      DEFINED    01    10500
          MERRILL LYNCH & CO INC             COM 590188108       321   17281 SH      DEFINED    01    17281
          MERRILL LYNCH & CO INC             COM 590188108       420   22600 SH PUT  DEFINED    01    22600
               NATIONAL GRID PLC    SPON ADR NEW 636274300       664   11598 SH      DEFINED    01    11598
                      NOKIA CORP   SPONSORED ADR 654902204       220   14501 SH      DEFINED    01    14501
                    NOVARTIS A G   SPONSORED ADR 66987V109       270    5291 SH      DEFINED    01     5291
           POWERSHARES QQQ TRUST      UNIT SER 1 73935A104       850   25855 SH      DEFINED    01    25855
     POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL 73936D107       652   24611 SH      DEFINED    01    24611
                    PROSHARES TR   ULTRA S&P 500 74347R107      1130   35273 SH      DEFINED    01    35273
                    PROSHARES TR   ULTRASHRT O&G 74347R586       226    6111 SH      DEFINED    01     6111
                    PROSHARES TR  ULTRASHRT FINL 74347R628       220    1765 SH      DEFINED    01     1765
                    PROSHARES TR   ULTRA O&G PRO 74347R719       223    6314 SH      DEFINED    01     6314
                    PROSHARES TR  ULTRA FINL PRO 74347R743       190   19160 SH      DEFINED    01    19160
                    PROSHARES TR  ULTRASHT SP500 74347R883      1028   12267 SH      DEFINED    01    12267
                RANDGOLD RES LTD             ADR 752344309       269    8668 SH      DEFINED    01     8668
          RESEARCH IN MOTION LTD             COM 760975102       338    6700 SH CALL DEFINED    01     6700
          RESEARCH IN MOTION LTD             COM 760975102       303    6000 SH PUT  DEFINED    01     6000
                   RIO TINTO PLC   SPONSORED ADR 767204100      1996   10736 SH      DEFINED    01    10736
           ROYAL DUTCH SHELL PLC      SPON ADR B 780259107       511    9246 SH      DEFINED    01     9246
           ROYAL DUTCH SHELL PLC     SPONS ADR A 780259206       777   13919 SH      DEFINED    01    13919
                         SPDR TR      UNIT SER 1 78462F103      1635   16887 SH      DEFINED    01    16887
                         SPDR TR      UNIT SER 1 78462F103      1055   10900 SH CALL DEFINED    01    10900
                         SPDR TR      UNIT SER 1 78462F103      3205   33100 SH PUT  DEFINED    01    33100
                 SPDR GOLD TRUST        GOLD SHS 78463V107      6093   85408 SH      DEFINED    01    85408
          SAP AKTIENGESELLSCHAFT   SPONSORED ADR 803054204       557   15770 SH      DEFINED    01    15770
                     SIEMENS A G   SPONSORED ADR 826197501       804   13374 SH      DEFINED    01    13374
                     SYNGENTA AG   SPONSORED ADR 87160A100       375   10020 SH      DEFINED    01    10020
                       TOTAL S A   SPONSORED ADR 89151E109       327    5899 SH      DEFINED    01     5899
     UNITED STATES NATL GAS FUND            UNIT 912318102     11574  400471 SH      DEFINED    01   400471
          VODAFONE GROUP PLC NEW   SPONS ADR NEW 92857W209       211   10960 SH      DEFINED    01    10960
                      DAIMLER AG         REG SHS D1668R123       472   13680 SH      DEFINED    01    13680